Schedule of expected credit losses for quality assurance commitment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Opening balance		¥ 3,306,132
Ending balance	$ 406,082	2,964,116	¥ 3,306,132
Expected Credit Losses for Quality Assurance [Member]
Opening balance		3,306,132	3,555,618	¥ 3,188,561
Provision for credit losses of quality assurance obligations		4,208,559	4,068,436	3,018,912
Payouts during the year		(11,035,006)	(11,440,275)	(9,301,920)
Recoveries during the year		6,484,431	7,122,353	6,650,065
Ending balance		¥ 2,964,116	¥ 3,306,132	¥ 3,555,618